Document and Entity Information	Sep. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001835022
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Coya Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41583
Entity Tax Identification Number	85-4017781
Entity Address, Address Line One	5850 San Felipe St.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	800
Local Phone Number	587-8170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	COYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false